Convergence Long/Short Equity ETF
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 112.3%	Shares	Value
Administrative and Support Services - 3.1%
Booking Holdings, Inc. (a)	228	$1,143,650
Bread Financial Holdings, Inc. (a)	44,262	2,390,148
Expedia Group, Inc. (a)(b)	7,939	1,571,604
PayPal Holdings, Inc. (a)(b)	33,559	2,384,367
Uber Technologies, Inc. (a)(b)	8,189	622,446
		8,112,215

Air Transportation - 1.1%
Alaska Air Group, Inc. (a)(b)	9,021	652,038
Delta Air Lines, Inc. (a)	17,338	1,042,360
United Airlines Holdings, Inc. (a)(b)	12,849	1,205,365
		2,899,763

Animal Production and Acquaculture - 0.7%
Cal-Maine Foods, Inc.	20,698	1,870,892

Apparel Manufacturing - 0.2%
Cintas Corp.	3,152	654,040

Beverage and Tobacco Product Manufacturing - 0.8%
Altria Group, Inc. (a)	38,725	2,162,791

Broadcasting and Content Providers - 3.5%
Fox Corp. - Class A (a)	91,382	5,263,603
Spotify Technology SA (a)(b)	6,457	3,925,921
		9,189,524

Building Material and Garden Equipment and Supplies Dealers - 1.4%
Home Depot, Inc. (a)	9,505	3,769,683

Chemical Manufacturing - 6.3%
AbbVie, Inc. (a)	6,746	1,410,116
Bristol-Myers Squibb Co. (a)	43,310	2,582,142
CF Industries Holdings, Inc. (a)	12,739	1,032,114
Gilead Sciences, Inc. (a)	29,083	3,324,478
Halozyme Therapeutics, Inc. (a)(b)	42,310	2,502,636
Hims & Hers Health, Inc. (a)(b)	27,855	1,255,982
Jazz Pharmaceuticals PLC (a)(b)	16,984	2,437,714
Pfizer, Inc. (a)	73,358	1,938,852
		16,484,034

Computer and Electronic Product Manufacturing - 15.7%
Amphenol Corp. - Class A (a)	18,121	1,206,859
Apple, Inc.	6,554	1,585,019
Arista Networks, Inc. (a)(b)	38,305	3,564,280
Best Buy Co., Inc.	10,946	984,155
Broadcom, Inc. (a)	29,345	5,852,273
Ciena Corp. (a)(b)	24,896	1,980,975
Cisco Systems, Inc.	75,959	4,869,731
Fortinet, Inc. (a)(b)	19,884	2,147,671
Lam Research Corp. (a)	32,852	2,521,062
NVIDIA Corp. (a)	67,570	8,440,844
QUALCOMM, Inc. (a)	41,974	6,597,054
Super Micro Computer, Inc. (a)(b)	5,056	209,622
Vertiv Holdings Co. - Class A (a)	14,317	1,362,549
		41,322,094

Construction & Engineering - 0.5%
Comfort Systems USA, Inc.	3,281	1,192,086

Credit Intermediation and Related Activities - 7.1%
Bank of America Corp. (a)	48,527	2,237,095
Citigroup, Inc. (a)	18,741	1,498,343
Fifth Third Bancorp (a)	35,305	1,534,708
Huntington Bancshares, Inc./OH	53,785	885,839
JPMorgan Chase & Co. (a)	4,238	1,121,587
Northern Trust Corp. (a)	27,962	3,081,971
PNC Financial Services Group, Inc. (a)	10,154	1,948,756
Synchrony Financial (a)	43,732	2,653,658
Wells Fargo & Co. (a)	28,165	2,205,883
Zions Bancorp NA (a)	28,053	1,515,984
		18,683,824

Educational Services - 0.3%
Adtalem Global Education, Inc. (a)(b)	7,244	741,134

Fabricated Metal Product Manufacturing - 0.7%
Mueller Water Products, Inc. - Class A (a)	75,847	1,953,819

Food and Beverage Retailers - 0.2%
Albertsons Cos., Inc. - Class A (a)	23,575	496,018

Food Manufacturing - 1.2%
Pilgrim's Pride Corp. (a)(b)	34,413	1,871,723
Tyson Foods, Inc. - Class A (a)	20,718	1,270,842
		3,142,565

Food Services and Drinking Places - 0.4%
Brinker International, Inc. (b)	6,716	1,106,998

Funds, Trusts, and Other Financial Vehicles - 1.5%
Garmin Ltd. (a)	4,789	1,096,346
SEI Investments Co. (a)	35,798	2,865,630
		3,961,976

Furniture, Home Furnishings, Electronics, and Appliance Retailers - 0.2%
Williams-Sonoma, Inc. (a)	3,363	654,372

General Merchandise Retailers - 2.1%
Walmart, Inc. (a)	57,154	5,635,956

Heavy and Civil Engineering Construction - 2.2%
Granite Construction, Inc. (a)	24,006	1,982,416
MasTec, Inc. (a)(b)	10,609	1,385,429
Primoris Services Corp. (a)	19,829	1,422,532
Sterling Infrastructure, Inc. (a)(b)	8,522	1,084,084
		5,874,461

Hospitals - 1.1%
Tenet Healthcare Corp. (a)(b)	13,128	1,661,873
Universal Health Services, Inc. - Class B (a)	7,663	1,342,941
		3,004,814

Insurance Carriers and Related Activities - 4.1%
Centene Corp. (a)(b)	27,682	1,609,985
CNA Financial Corp. (a)	16,102	788,515
Frontdoor, Inc. (a)(b)	21,425	974,409
Humana, Inc.	4,150	1,122,243
Lincoln National Corp. (a)	36,124	1,408,836
MetLife, Inc. (a)	16,737	1,442,395
Principal Financial Group, Inc.	16,070	1,430,873
Progressive Corp. (a)	3,645	1,027,890
Reinsurance Group of America, Inc. (a)	5,053	1,024,192
		10,829,338

Machinery Manufacturing - 1.3%
Coherent Corp. (a)(b)	11,403	857,392
Lennox International, Inc.	1,943	1,167,840
Trane Technologies PLC (a)	3,859	1,364,928
		3,390,160

Merchant Wholesalers, Durable Goods - 1.2%
Johnson Controls International PLC	13,887	1,189,560
TD SYNNEX Corp.	14,134	1,943,284
		3,132,844

Merchant Wholesalers, Nondurable Goods - 3.4%
Amneal Pharmaceuticals, Inc. (a)(b)	258,408	2,240,397
Cardinal Health, Inc. (a)	19,513	2,526,543
Cencora, Inc. (a)	8,298	2,103,875
McKesson Corp. (a)	3,096	1,982,245
		8,853,060

Mining (except Oil and Gas) - 0.6%
Knife River Corp. (b)	12,029	1,150,935
Southern Copper Corp.	1	78
United States Lime & Minerals, Inc. (a)	3,753	352,219
		1,503,232

Miscellaneous Manufacturing - 1.0%
Johnson & Johnson (a)	14,696	2,425,134
Peloton Interactive, Inc. - Class A (a)(b)	34,695	261,253
		2,686,387

Motor Vehicle and Parts Dealers - 2.1%
Cargurus, Inc. (a)(b)	64,077	2,062,639
Carvana Co. (a)(b)	14,741	3,436,127
		5,498,766

Nonmetallic Mineral Product Manufacturing - 0.8%
Corning, Inc. (a)	39,861	1,999,029

Oil and Gas Extraction - 1.3%
APA Corp. (a)	77,182	1,597,667
Range Resources Corp. (a)	46,612	1,730,238
		3,327,905

Paper Manufacturing - 1.2%
Kimberly-Clark Corp. (a)	15,092	2,143,215
Sylvamo Corp. (a)	12,891	916,550
		3,059,765

Petroleum and Coal Products Manufacturing - 0.6%
Chevron Corp. (a)	10,687	1,695,172

Primary Metal Manufacturing - 0.4%
Alcoa Corp. (a)	32,711	1,087,641

Professional, Scientific, and Technical Services - 14.5%
Alphabet, Inc. - Class A (a)	25,816	4,395,949
AppLovin Corp. - Class A (a)(b)	12,507	4,074,030
Exelixis, Inc. (a)(b)	56,920	2,202,235
F5, Inc. (a)(b)	11,431	3,342,767
Gen Digital, Inc. (a)	54,834	1,498,613
Genpact Ltd. (a)	21,668	1,153,171
GoDaddy, Inc. - Class A (a)(b)	15,050	2,701,475
Leidos Holdings, Inc.	6,696	870,279
Marvell Technology, Inc. (a)	41,510	3,811,448
Nutanix, Inc. - Class A (a)(b)	50,997	3,921,159
Oracle Corp. (a)	13,464	2,235,832
Science Applications International Corp. (a)	9,089	897,902
Ubiquiti, Inc. (a)	5,070	1,732,368
VeriSign, Inc. (a)(b)	16,570	3,941,672
Virtu Financial, Inc. - Class A	36,328	1,328,152
		38,107,052

Publishing Industries - 4.3%
ACI Worldwide, Inc. (a)(b)	55,419	3,178,280
Commvault Systems, Inc. (a)(b)	7,599	1,296,085
DocuSign, Inc. (a)(b)	24,081	2,002,817
Dropbox, Inc. - Class A (a)(b)	101,056	2,625,435
Palantir Technologies, Inc. - Class A (a)(b)	27,485	2,334,026
		11,436,643

Real Estate - 0.3%
Jones Lang LaSalle, Inc. (a)(b)	2,522	685,707

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.3%
AvePoint, Inc. (a)(b)	101,283	1,513,168
Charles Schwab Corp. (a)	33,363	2,653,359
CRH PLC (a)	11,988	1,229,010
Interactive Brokers Group, Inc. - Class A	6,828	1,395,643
Robinhood Markets, Inc. - Class A (a)(b)	38,976	1,952,698
S&P Global, Inc. (a)	4,954	2,644,148
StoneX Group, Inc. (a)(b)	21,942	2,647,741
		14,035,767

Specialty Trade Contractors - 1.5%
ABM Industries, Inc. (a)	18,442	1,001,954
EMCOR Group, Inc. (a)	3,979	1,627,053
IES Holdings, Inc. (a)(b)	6,740	1,201,944
		3,830,951

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 3.4%
Amazon.com, Inc. (a)(b)	39,908	8,471,670
DoorDash, Inc. - Class A (a)(b)	2,358	467,922
		8,939,592

Support Activities for Mining - 2.0%
ConocoPhillips (a)	12,560	1,245,324
Ovintiv, Inc. (a)	40,668	1,767,431
Royal Gold, Inc. (a)	10,045	1,476,615
TechnipFMC PLC (a)	25,362	746,657
		5,236,027

Support Activities for Transportation - 0.4%
CH Robinson Worldwide, Inc. (a)	9,806	996,486

Telecommunications - 1.5%
AT&T, Inc. (a)	98,694	2,705,203
T-Mobile US, Inc. (a)	4,441	1,197,693
		3,902,896

Textile Product Mills - 0.1%
Kontoor Brands, Inc. (a)	4,866	316,485

Transportation Equipment Manufacturing - 2.5%
Atmus Filtration Technologies, Inc. (a)	35,824	1,425,795
BorgWarner, Inc. (a)	42,980	1,279,515
General Motors Co. (a)	58,189	2,858,826
Tesla, Inc. (a)(b)	3,580	1,048,868
		6,613,004

Utilities - 4.0%
Avista Corp. (a)	33,880	1,354,184
Cheniere Energy, Inc. (a)	7,570	1,730,199
Entergy Corp. (a)	13,587	1,186,281
Exelon Corp. (a)	33,094	1,462,755
GE Vernova, Inc. (a)	3,545	1,188,213
NRG Energy, Inc. (a)	9,669	1,022,110
Southern Co. (a)	7,029	631,134
UGI Corp. (a)	24,218	827,287
Vistra Corp. (a)	8,534	1,140,654
		10,542,817

Water Transportation - 0.4%
Carnival Corp. (a)(b)	46,354	1,109,251

Web Search Portals, Libraries, Archives, and Other Information Services - 3.4%
Meta Platforms, Inc. - Class A (a)	13,203	8,822,245

Wood Product Manufacturing - 0.4%
Cavco Industries, Inc. (a)(b)	2,010	1,054,305
TOTAL COMMON STOCKS (Cost $274,127,445)		295,605,586

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.3%	Shares	Value
Professional, Scientific, and Technical Services - 0.4%
Outfront Media, Inc. (a)	54,825	1,019,745

Real Estate - 1.9%
COPT Defense Properties (a)	38,252	1,033,952
Douglas Emmett, Inc.	62,257	1,077,046
Lamar Advertising Co. - Class A (a)	6,773	841,410
Simon Property Group, Inc. (a)	5,304	987,021
VICI Properties, Inc. (a)	36,066	1,171,784
		5,111,213
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $6,025,281)		6,130,958

SHORT-TERM INVESTMENTS - 0.2%	Shares	Value
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.27% (c)	548,208	548,208
TOTAL SHORT-TERM INVESTMENTS (Cost $548,208)		548,208

TOTAL INVESTMENTS - 114.8% (Cost $280,700,934)		302,284,752
Liabilities in Excess of Other Assets - (14.8)%		(39,008,192)
TOTAL NET ASSETS - 100.0%		$263,276,560
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	All or a portion of security has been pledged as collateral for securities sold short. The total value of assets committed as collateral as of February 28, 2025 is $289,420,978.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
February 28, 2025 (Unaudited)

COMMON STOCKS - (48.1)%	Shares	Value
Accommodation - (0.4)%
Las Vegas Sands Corp.	(19,125)	$(855,079)
Penn Entertainment, Inc.	(11,111)	(238,997)
		(1,094,076)

Administrative and Support Services - (2.2)%
Concentrix Corp.	(5,022)	(226,793)
Equifax, Inc.	(1,715)	(420,518)
Live Nation Entertainment, Inc.	(8,719)	(1,249,956)
Match Group, Inc.	(42,534)	(1,348,753)
MSCI, Inc.	(1,809)	(1,068,233)
RB Global, Inc.	(3,388)	(346,863)
RXO, Inc.	(23,166)	(474,208)
Six Flags Entertainment Corp.	(12,379)	(544,305)
		(5,679,629)

Ambulatory Health Care Services - (0.5)%
Acadia Healthcare Co., Inc.	(19,666)	(589,587)
Guardant Health, Inc.	(13,671)	(581,701)
		(1,171,288)

Beverage and Tobacco Product Manufacturing - (0.9)%
Celsius Holdings, Inc.	(28,263)	(726,076)
Constellation Brands, Inc. - Class A	(4,451)	(781,151)
Monster Beverage Corp.	(15,742)	(860,300)
		(2,367,527)

Broadcasting and Content Providers - (0.6)%
Sirius XM Holdings, Inc.	(37,154)	(898,755)
Warner Bros Discovery, Inc.	(65,001)	(744,912)
		(1,643,667)

Chemical Manufacturing - (3.3)%
Air Products and Chemicals, Inc.	(1,371)	(433,442)
Albemarle Corp.	(7,678)	(591,436)
Apellis Pharmaceuticals, Inc.	(16,814)	(422,872)
Arrowhead Pharmaceuticals, Inc.	(17,770)	(336,031)
Avidity Biosciences, Inc.	(25,092)	(768,819)
Bridgebio Pharma, Inc.	(19,608)	(684,319)
Coty, Inc. - Class A	(34,806)	(198,046)
Crinetics Pharmaceuticals, Inc.	(12,535)	(448,502)
Denali Therapeutics, Inc.	(19,453)	(322,142)
Dow, Inc.	(10,054)	(383,158)
elf Beauty, Inc.	(9,797)	(688,239)
Estee Lauder Cos., Inc. - Class A	(9,358)	(672,934)
Moderna, Inc.	(48,521)	(1,502,210)
Mosaic Co.	(15,677)	(374,994)
QuidelOrtho Corp.	(9,484)	(379,265)
Sarepta Therapeutics, Inc.	(5,418)	(578,372)
		(8,784,781)

Computer and Electronic Product Manufacturing - (7.4)%
Allegro MicroSystems, Inc.	(46,274)	(1,031,910)
Cognex Corp.	(36,990)	(1,213,272)
Dell Technologies, Inc. - Class C	(15,742)	(1,617,648)
EchoStar Corp. - Class A	(39,853)	(1,244,609)
First Solar, Inc.	(14,592)	(1,987,139)
GLOBALFOUNDRIES, Inc.	(38,039)	(1,474,772)
Intel Corp.	(93,924)	(2,228,816)
Itron, Inc.	(4,187)	(455,922)
Lattice Semiconductor Corp.	(12,785)	(797,017)
Microchip Technology, Inc.	(40,181)	(2,365,054)
Mirion Technologies, Inc.	(45,844)	(711,957)
ON Semiconductor Corp.	(50,009)	(2,352,923)
Vishay Intertechnology, Inc.	(44,661)	(765,490)
Western Digital Corp.	(26,388)	(1,291,165)
		(19,537,694)

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - (0.8)%
Alight, Inc. - Class A	(43,042)	(293,977)
Five9, Inc.	(31,159)	(1,127,956)
Riot Platforms, Inc.	(83,045)	(770,657)
		(2,192,590)

Construction of Buildings - (0.1)%
Century Communities, Inc.	(3,755)	(260,710)

Credit Intermediation and Related Activities - (3.2)%
Associated Banc-Corp.	(25,439)	(632,159)
Credit Acceptance Corp.	(1,702)	(838,048)
Eastern Bankshares, Inc.	(33,329)	(596,256)
First Citizens BancShares, Inc./NC - Class A	(328)	(671,764)
Flagstar Financial, Inc.	(44,844)	(538,128)
KeyCorp	(41,893)	(725,587)
Mr Cooper Group, Inc.	(8,342)	(937,390)
PennyMac Financial Services, Inc.	(9,940)	(1,030,281)
Rocket Cos., Inc. - Class A	(30,298)	(424,172)
SouthState Corp.	(5,953)	(600,062)
Texas Capital Bancshares, Inc.	(3,643)	(288,380)
WaFd, Inc.	(19,574)	(579,195)
Western Alliance Bancorp	(6,992)	(607,744)
		(8,469,166)

Electrical Equipment, Appliance, and Component Manufacturing - (0.7)%
Novanta, Inc.	(6,472)	(936,110)
Regal Rexnord Corp.	(3,078)	(398,293)
Rockwell Automation, Inc.	(1,862)	(534,674)
		(1,869,077)

Fabricated Metal Product Manufacturing - (0.5)%
Ball Corp.	(8,277)	(436,115)
Chart Industries, Inc.	(1,738)	(331,176)
Fortune Brands Innovations, Inc.	(8,096)	(523,973)
		(1,291,264)

Food Manufacturing - (0.3)%
Lamb Weston Holdings, Inc.	(14,933)	(774,575)

Food Services and Drinking Places - (0.4)%
Chipotle Mexican Grill, Inc.	(9,527)	(514,172)
Wingstop, Inc.	(1,928)	(452,656)
		(966,828)

Furniture, Home Furnishings, Electronics, and Appliance Retailers - (1.1)%
Floor & Decor Holdings, Inc. - Class A	(16,030)	(1,548,979)
UiPath, Inc. - Class A	(98,732)	(1,214,403)
		(2,763,382)

General Merchandise Retailers - (1.6)%
Dollar General Corp.	(13,685)	(1,015,153)
Dollar Tree, Inc.	(14,129)	(1,029,439)
Five Below, Inc.	(17,200)	(1,494,508)
Target Corp.	(5,241)	(651,142)
		(4,190,242)

Insurance Carriers and Related Activities - (1.1)%
Brighthouse Financial, Inc.	(8,708)	(516,472)
Clarivate PLC	(51,929)	(222,775)
Kinsale Capital Group, Inc.	(1,033)	(446,101)
Oscar Health, Inc. - Class A	(35,343)	(516,361)
RenaissanceRe Holdings Ltd.	(2,791)	(663,198)
Ryan Specialty Holdings, Inc.	(8,073)	(565,029)
		(2,929,936)

Leather and Allied Product Manufacturing - (0.1)%
Skechers USA, Inc. - Class A	(4,786)	(291,898)

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - (0.3)%
MARA Holdings Inc	(63,555)	(884,686)

Machinery Manufacturing - (2.2)%
Brunswick Corp./DE	(6,110)	(371,793)
Carrier Global Corp.	(7,771)	(503,561)
Deere & Co.	(1,440)	(692,338)
Glaukos Corp.	(4,484)	(538,170)
Ingersoll Rand, Inc.	(7,936)	(672,814)
Nordson Corp.	(2,691)	(565,890)
PAR Technology Corp.	(23,508)	(1,615,235)
Terex Corp.	(11,011)	(448,148)
Xylem, Inc./NY	(2,596)	(339,790)
		(5,747,739)

Management of Companies and Enterprises - (1.0)%
Rivian Automotive, Inc. - Class A	(64,679)	(765,799)
StoneCo Ltd. - Class A	(118,650)	(1,097,513)
U-Haul Holding Co.	(6,519)	(401,244)
White Mountains Insurance Group Ltd.	(213)	(393,944)
		(2,658,500)

Merchant Wholesalers, Durable Goods - (1.1)%
Genuine Parts Co.	(6,497)	(811,345)
LKQ Corp.	(10,997)	(463,964)
Pool Corp.	(4,738)	(1,644,086)
		(2,919,395)

Mining (except Oil and Gas) - (0.1)%
Uranium Energy Corp.	(54,478)	(305,077)

Miscellaneous Manufacturing - (1.4)%
Dexcom, Inc.	(11,571)	(1,022,529)
Edwards Lifesciences Corp.	(11,699)	(837,883)
Inspire Medical Systems, Inc.	(4,419)	(820,122)
iRhythm Technologies, Inc.	(3,136)	(345,462)
Neogen Corp.	(33,999)	(341,690)
PROCEPT BioRobotics Corp.	(5,706)	(367,124)
		(3,734,810)

Motion Picture and Sound Recording Industries - (0.3)%
TKO Group Holdings, Inc.	(5,787)	(871,754)

Motor Vehicle and Parts Dealers - (0.3)%
Advance Auto Parts, Inc.	(22,860)	(843,534)

Oil and Gas Extraction - (0.7)%
Diamondback Energy, Inc.	(4,155)	(660,479)
Dominion Energy, Inc.	(7,289)	(412,703)
EQT Corp.	(8,675)	(417,875)
Viper Energy, Inc.	(7,594)	(353,652)
		(1,844,709)

Performing Arts, Spectator Sports, and Related Industries - (0.2)%
Caesars Entertainment, Inc.	(16,534)	(549,259)

Plastics and Rubber Products Manufacturing - (0.2)%
Advanced Drainage Systems, Inc.	(4,284)	(477,195)

Primary Metal Manufacturing - (0.2)%
Steel Dynamics, Inc.	(3,695)	(499,084)

Printing and Related Support Activities - (0.3)%
Permian Resources Corp.	(52,495)	(739,654)

Professional, Scientific, and Technical Services - (4.3)%
Asana, Inc. - Class A	(49,863)	(959,863)
CDW Corp./DE	(9,426)	(1,679,713)
Cytokinetics, Inc.	(15,991)	(735,586)
Elastic NV	(12,456)	(1,449,380)
Jack Henry & Associates, Inc.	(5,938)	(1,030,777)
Parsons Corp.	(6,614)	(385,067)
REVOLUTION Medicines, Inc.	(25,204)	(1,026,811)
Snowflake, Inc. - Class A	(7,437)	(1,317,093)
Take-Two Interactive Software, Inc.	(6,604)	(1,399,916)
Vaxcyte, Inc.	(17,565)	(1,282,596)
		(11,266,802)

Publishing Industries - (3.8)%
Appfolio, Inc. - Class A	(6,452)	(1,383,954)
Block, Inc.	(13,139)	(857,977)
Braze, Inc. - Class A	(33,635)	(1,243,822)
Cadence Design Systems, Inc.	(4,818)	(1,206,909)
Datadog, Inc. - Class A	(10,878)	(1,267,831)
Dayforce, Inc.	(5,446)	(337,597)
Gitlab, Inc. - Class A	(20,627)	(1,241,952)
MicroStrategy, Inc. - Class A	(3,973)	(1,014,823)
News Corp. - Class B	(26,717)	(862,425)
NEXTracker, Inc. - Class A	(11,061)	(486,905)
		(9,904,195)

Real Estate - (0.1)%
St Joe Co.	(5,248)	(251,747)

Rental and Leasing Services - (0.2)%
WillScot Holdings Corp.	(14,229)	(468,845)

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (1.2)%
Franklin Resources, Inc.	(50,526)	(1,023,152)
Goldman Sachs Group, Inc.	(1,660)	(1,033,001)
XP, Inc. - Class A	(69,865)	(988,590)
		(3,044,743)

Social Assistance - (0.3)%
IAC, Inc.	(17,542)	(810,791)

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - (0.3)%
Coupang, Inc.	(33,130)	(785,181)

Support Activities for Mining - (1.0)%
Atlas Energy Solutions, Inc.	(21,507)	(416,806)
Cleveland-Cliffs, Inc.	(44,418)	(481,491)
Noble Corp. PLC	(19,362)	(501,476)
Patterson-UTI Energy, Inc.	(77,575)	(644,648)
Valaris Ltd.	(15,314)	(546,710)
		(2,591,131)

Support Activities for Transportation - (0.2)%
GXO Logistics, Inc.	(8,592)	(338,697)
Norfolk Southern Corp.	(1,023)	(251,402)
		(590,099)

Telecommunications - (0.3)%
Cogent Communications Holdings, Inc.	(11,941)	(872,529)

Transportation Equipment Manufacturing - (1.2)%
Boeing Co.	(5,968)	(1,042,192)
Gentex Corp.	(22,294)	(542,190)
Harley-Davidson, Inc.	(35,941)	(925,840)
Huntington Ingalls Industries, Inc.	(2,595)	(455,630)
Polaris, Inc.	(5,469)	(245,668)
		(3,211,520)

Truck Transportation - (0.2)%
Saia, Inc.	(1,291)	(528,587)

Utilities - (0.8)%
American Water Works Co., Inc.	(4,516)	(614,040)
Atmos Energy Corp.	(2,177)	(331,187)
Essential Utilities, Inc.	(14,173)	(538,291)
Sempra	(7,268)	(520,171)
		(2,003,689)

Web Search Portals, Libraries, Archives, and Other Information Services - (0.5)%
Pinterest, Inc. - Class A	(37,595)	(1,390,263)

Wood Product Manufacturing - (0.2)%
Trex Co., Inc.	(9,636)	(594,445)
TOTAL COMMON STOCKS (Proceeds $136,427,124)		(126,668,293)

REAL ESTATE INVESTMENT TRUSTS - COMMON - (1.6)%	Shares	Value
Credit Intermediation and Related Activities - (0.3)%
HA Sustainable Infrastructure Capital, Inc.	(32,186)	(924,704)

Real Estate - (0.9)%
Boston Properties, Inc.	(7,548)	(535,380)
Healthpeak Properties, Inc.	(18,882)	(386,326)
Macerich Co.	(21,746)	(392,298)
SL Green Realty Corp.	(5,473)	(353,227)
Sun Communities, Inc.	(2,654)	(361,342)
Vornado Realty Trust	(8,860)	(372,474)
		(2,401,047)

Warehousing and Storage - (0.2)%
Extra Space Storage, Inc.	(2,802)	(427,473)

Wood Product Manufacturing - (0.2)%
Weyerhaeuser Co.	(14,450)	(434,945)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $4,172,280)		(4,188,169)

EXCHANGE TRADED FUNDS - (0.0)%(a)	Shares	Value
Funds, Trusts, and Other Financial Vehicles - (0.0)%(a)
Invesco QQQ Trust Series 1	(1)	(508)
iShares Core S&P 500 ETF	(1)	(597)
Total Funds, Trusts, and Other Financial Vehicles		(1,105)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,116)		(1,105)

TOTAL SECURITIES SOLD SHORT - (49.7)% (Proceeds $140,600,520)		$(130,857,567)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Investment Valuation

Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.

If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.

Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$295,605,586	$–	$–	$295,605,586
Real Estate Investment Trusts - Common	6,130,958	–	–	6,130,958
Money Market Funds	548,208	–	–	548,208
Total Investments	$302,284,752	$–	$–	$302,284,752

Liabilities:
Investments:
Common Stocks	$(126,668,293)	$–	$–	$(126,668,293)
Real Estate Investment Trusts - Common	(4,188,169)	–	–	(4,188,169)
Exchange Traded Funds	(1,105)	–	–	(1,105)
Total Investments	$(130,857,567)	$–	$–	$(130,857,567)

Refer to the Schedule of Investments for further disaggregation of investment categories.